Business Combinations - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Nov. 01, 2015	Dec. 31, 2014
Assets:
Goodwill	$ 611	$ 519		$ 272
Pathways Health and Community Support LLC
Assets:
Cash and cash equivalents			$ 20
Receivables			52
Prepaid expenses and other current assets			4
Property and equipment			14
Intangible assets			19
Goodwill			155
Other assets			1
Liabilities:
Medical claims and benefits payable			(2)
Accounts payable and accrued liabilities			(23)
Deferred revenue			(2)
Other long-term liabilities			(7)
Total purchase price			$ 231